UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Fairlead Tactical Sector ETF

(TACK) NYSE Arca, Inc.

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Fairlead Tactical Sector ETF (the "Fund") for the period of February 1, 2025 to July 31, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/fairlead/. You can also request this information by contacting us at 877-865-9549.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fairlead Tactical Sector ETF	$29	0.59%

How did the Fund perform during the reporting period?

The Fairlead Tactical Sector ETF ("TACK") is a model-driven exchange-traded fund utilizing a disciplined methodology designed to navigate all market environments. The basis of the model is technical analysis, with an emphasis on indicators designed to identify long-term trends and major reversals.

The primary goal of TACK is to leverage sector leadership while navigating equity market downdrafts through asset allocation. Opportunities are identified using signals from a combination of technical indicators designed to identify price trends, after which a quantitative momentum overlay is applied to finalize the portfolio.

We consider 14 ETFs for inclusion in the strategy, eleven of which represent the major economic sectors represented in the S&P 500®, and three of which represent “risk-off” asset classes that tend to outperform during equity bear market cycles, including short-term U.S. Treasuries, long-term U.S. Treasuries, and gold.

From February 1, 2025 through July 31, 2025, TACK generated a total return of 1.60%, outperforming the Fund’s primary benchmark, the Russell 1000 Equal Weight Index, which returned 0.81%. Volatility resurfaced during this period, with the SPDR S&P 500® ETF Trust (SPY) suffering a 21.4% drawdown from February to April, after which it staged a strong recovery. During the drawdown, TACK outperformed SPY by 650 bps, showing its ability to offer downside protection during equity market corrections.

As of July 31, 2025, TACK held approximately 87.5% model exposure to equities via sector ETFs, with the remaining balance allocated to “risk-off” assets. For the overall period, four months reflected the 87.5% allocation, while two months had 75.0% model exposure to equities, demonstrating the model’s flexibility to adjust exposure in response to momentum shifts.

Principal investment risks to the Fund remain market risk and equity securities risk, as well as sector focus risk. As always, we will strive to achieve strong relative performance by seeking to capture upside in established bull market cycles, while offering downside protection during downdrafts.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Fairlead Tactical Sector ETF - NAV
Russell 1000 Equal Weight Index
Morningstar Moderate Target Risk Index
$15,000
$10,000
$5,000
$0
$12,068
$11,876
$11,502
Mar-2022
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Fairlead Tactical Sector ETF - NAV	Russell 1000 Equal Weight Index	Morningstar Moderate Target Risk Index
Mar-2022	$10,000	$10,000	$10,000
Jul-2022	$9,675	$9,235	$9,363
Jul-2023	$9,794	$9,679	$9,885
Jul-2024	$10,968	$10,597	$10,924
Jul-2025	$11,876	$11,502	$12,068

Average Annual Total Returns

	1 Year	Since Inception (March 22, 2022)
Fairlead Tactical Sector ETF - NAV	8.27%	5.25%
Russell 1000 Equal Weight Index	8.54%	4.25%
Morningstar Moderate Target Risk Index	10.47%	5.75%

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 877-865-9549 or visit https://www.fairleadfunds.com/tack for updated performance information.

What did the Fund invest in?

Fund Statistics

Net Assets	$265,086,380
Number of Portfolio Holdings	10
Advisory Fee	$689,096
Portfolio Turnover	3%

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Exchange-Traded Funds	99.5%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Fairlead Tactical Sector ETF (TACK)

Semi-Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fairlead/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073125-TACK

Reynders, McVeigh Core Equity Fund

Institutional Shares (ESGEX)

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Reynders, McVeigh Core Equity Fund (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/reyndersmcveigh/. You can also request this information by contacting us at 1-800-950-6868.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.95%

Fund Statistics

  Net Assets$93,683,790
  Number of Portfolio Holdings49
  Advisory Fee (net of waivers)$250,750
  Portfolio Turnover12%

Country Weighting (% of net assets)

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Communications	4.6%
Consumer Discretionary	5.5%
Materials	6.3%
Financials	6.6%
Consumer Staples	7.1%
Health Care	15.3%
Industrials	22.1%
Technology	31.8%

Country Weighting (% of net assets)

United States
76.4%
France
9.0%
United Kingdom
5.3%
Switzerland
3.2%
Denmark
2.3%
Ireland
1.7%
Norway
1.4%

Value	Value
Norway	1.4%
Ireland	1.7%
Denmark	2.3%
Switzerland	3.2%
United Kingdom	5.3%
France	9.0%
United States	76.4%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/reyndersmcveigh/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Reynders, McVeigh Core Equity Fund - Institutional Shares (ESGEX)

Semi-Annual Shareholder Report - July 31, 2025

TSR-SAR 073125-ESGEX

The Nightview Fund

(NITE) NYSE Arca, Inc.

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains information about The Nightview Fund (the "Fund") for the period of February 1, 2025 to July 31, 2025. You can find additional information about the fund at https://www.nightviewfund.com/. You can also request this information by contacting us at (866) 666-7156.

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Nightview Fund	$63	1.25%

How did the Fund perform during the reporting period?

For the period ended July 31, 2025, the Fund was marginally positive with a net of fees performance of approximately 2.10%.

The Fund and markets generally contained a high degree of market volatility during the period with a steep drawdown (brought on by tariff announcements), political negativity brought on by headlines around the CEO of the Fund's largest position, Tesla, Inc., and general market uncertainty from macro events. The Fund's second largest position, Amazon.com, Inc., had a similar “V” shaped performance with the same factors affecting the performance of the position, without the CEO controversy. With concerns about price increases around tariffs, a slowdown in global advertising and competition in the hyperscaler cloud business leading the day.

The bounce back period that occurred during the back half of the period occurred broadly throughout the portfolio. With virtually all positions benefiting from the positive beta that was shown in the market. Notably strong growth came from the Fund's gaming and entertainment holdings (LVS, WYNN, MGM).

At a high level the Fund invested in some positions that we thought were unduly out of favor throughout the period, but the main investment strategy employed during the period was one of patience and a belief that, generally speaking, macro events have largely transient effects on long-term performance. At the height of the uncertainty and market drop we continued to believe that ultimately the tariff related market drawdown was untenable politically but more importantly that the main drivers of economic growth and market forces (especially in the U.S. market) have and will continue to be innovation and business growth.

Our strategy remains focused on analyzing fundamentals 3–5 years out, discounting them back to present values, and building conviction in those long-term estimates—while acknowledging, but not reacting to, short-term volatility. We believe we are in the midst of several mega-trends that will re-orient the economy in the next decade. The Fund is positioned to capitalize on those trends.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	The Nightview Fund	S&P 500® Index
Mar-2018	$10,000	$10,000
Jul-2018	$10,724	$10,595
Jul-2019	$9,959	$11,441
Jul-2020	$26,950	$12,809
Jul-2021	$39,709	$17,478
Jul-2022	$36,746	$16,667
Jul-2023	$31,770	$18,836
Jul-2024	$31,300	$23,008
Jul-2025	$39,951	$26,766

Average Annual Total Returns

	1 Year	5 years	Since Inception (March 1, 2018)
The Nightview Fund - NAV	27.64%	8.19%	20.53%
The Nightview Fund - Market Price	27.58%	-%	25.13%
S&P 500® Index	16.33%	15.88%	14.20%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The performance results shown above in the line chart and the average annual total returns table are for periods prior to June 21, 2024 (inception of the Fund) and represent the performance of The Nightview Capital Fund, LP - Series B (formerly known as The Worm Capital Fund, LP - Series B) (the "Predecessor Fund") which converted into NITE and is attributable to NITE moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. Call (866) 666-7156 or visit

https://www.nightviewfund.com/#performance for updated performance information.

The Market Price performance started on June 21, 2024.

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
66.5%
Communications
10.6%
Technology
8.3%
Financials
7.3%
Industrials
3.3%
Materials
3.2%
Other Assets in Excess of Liabilities
0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Materials	3.2%
Industrials	3.3%
Financials	7.3%
Technology	8.3%
Communications	10.6%
Consumer Discretionary	66.5%

Fund Statistics

  Net Assets$27,682,390
  Number of Portfolio Holdings20
  Advisory Fee $152,284
  Portfolio Turnover57%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.nightviewfund.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

The Nightview Fund

Semi-Annual Shareholder Report - July 31, 2025

TSR-SAR 073125-NITE

(b)	Not applicable.

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Fairlead Tactical Sector ETF (TACK)

NYSE Arca, Inc.

Semi-Annual Financial Statements and Additional Information

July 31, 2025

Fund Adviser:
Cary Street Partners Asset Management LLC
901 East Byrd Street, Suite 1001
Richmond, VA 23219
(877) 865-9549

Fairlead Tactical Sector ETF

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.52%
Communication Services Select Sector SPDR® Fund	305,354	$32,798,073
Consumer Discretionary Select Sector SPDR® Fund	150,621	33,352,008
Consumer Staples Select Sector SPDR® Fund	387,835	30,941,476
Financial Select Sector SPDR® Fund	628,384	32,908,470
Industrial Select Sector SPDR® Fund	220,830	33,568,368
Real Estate Select Sector SPDR® Fund	786,986	32,589,090
SPDR® Gold MiniShares® Trust	170,022	11,076,933
SPDR® Portfolio Long Term Treasury ETF	424,852	11,152,365
SPDR® Portfolio Short Term Treasury ETF	385,662	11,249,761
Utilities Select Sector SPDR® Fund	398,999	34,182,245

Total Exchange-Traded Funds (Cost $239,519,190)		263,818,789

Total Investments — 99.52% (Cost $239,519,190)		263,818,789
Other Assets in Excess of Liabilities — 0.48%		1,267,591
NET ASSETS — 100.00%		$265,086,380

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Fairlead Tactical Sector ETF

Statement of Assets and Liabilities

July 31, 2025 (Unaudited)

Assets
Investments in securities, at fair value (cost $239,519,190)	$263,818,789
Cash	1,396,402
Dividends receivable	5,757
Total Assets	265,220,948
Liabilities
Payable to Adviser	134,568
Total Liabilities	134,568
Net Assets	$265,086,380
Net Assets consist of:
Paid-in capital	245,863,337
Accumulated earnings	19,223,043
Net Assets	$265,086,380
Shares outstanding (unlimited number of shares authorized, no par value)	9,300,000
Net asset value per share	$28.50

See accompanying notes which are an integral part of these financial statements.

Fairlead Tactical Sector ETF

Statement of Operations

For the Six Months Ended July 31, 2025 (Unaudited)

Investment Income
Dividend income	$2,201,403
Total investment income	2,201,403
Expenses
Adviser	689,096
Total expenses	689,096
Net investment income	1,512,307
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	13,209,255
Change in unrealized depreciation on:
Investment securities	(8,969,886)
Net realized and change in unrealized gain (loss) on investment securities	4,239,369
Net increase in net assets resulting from operations	$5,751,676

See accompanying notes which are an integral part of these financial statements.

Fairlead Tactical Sector ETF

Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2025	For the Year Ended January 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,512,307	$2,665,508
Net realized gain on investment securities	13,209,255	4,687,998
Change in unrealized appreciation (depreciation) on investment securities	(8,969,886)	21,710,409
Net increase in net assets resulting from operations	5,751,676	29,063,915

Distributions to Shareholders	(1,418,903)	(2,697,427)

Capital Transactions
Proceeds from shares sold	132,334,513	117,260,278
Amount paid for shares redeemed	(92,246,084)	(131,329,604)
Net increase (decrease) in net assets resulting from capital transactions	40,088,429	(14,069,326)
Total Increase in Net Assets	44,421,202	12,297,162

Net Assets
Beginning of period	$220,665,178	$208,368,016
End of period	$265,086,380	$220,665,178

Share Transactions
Shares sold	4,800,000	4,470,000
Shares redeemed	(3,320,000)	(5,030,000)
Net increase (decrease) in shares outstanding	1,480,000	(560,000)

See accompanying notes which are an integral part of these financial statements.

Fairlead Tactical Sector ETF

Financial Highlights

(For a share outstanding during the period)

	For the Six Months Ended July 31, 2025		For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Period Ended January 31, 2023(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$28.22		$24.86	$24.33	$25.00

Investment operations:
Net investment income	0.18		0.34	0.34	0.21
Net realized and unrealized gain (loss) on investments	0.27		3.36	0.51	(0.67)
Total from investment operations	0.45		3.70	0.85	(0.46)

Less distributions to shareholders from:
Net investment income	(0.17)		(0.34)	(0.32)	(0.21)
Total distributions	(0.17)		(0.34)	(0.32)	(0.21)

Net asset value, end of period	$28.50		$28.22	$24.86	$24.33
Market price, end of period	$28.49		$28.22	$24.86	$24.48

Total Return(b)	1.60	%(c)	14.94%	3.56%	(1.80	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$265,086		$220,665	$208,368	$213,875
Ratio of net expenses to average net assets	0.59	%(d)	0.59%	0.59%	0.59	%(d)
Ratio of net investment income to average net assets(e)	1.29	%(d)	1.25%	1.43%	1.22	%(d)
Portfolio turnover rate(f)	3	%(c)	59%	81%	68	%(c)

(a)	For the period March 22, 2022 (commencement of operations) to January 31, 2023.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Fairlead Tactical Sector ETF

Notes to the Financial Statements

July 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Fairlead Tactical Sector ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on December 9, 2021. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Cary Street Partners Asset Management LLC (the “Adviser”). The Fund’s subadviser is Fairlead Strategies, LLC (the “Subadviser” or “Fairlead”). The Subadviser is primarily responsible for the day-to-day portfolio management of the Fund. The investment objective of the Fund is capital appreciation with limited drawdowns.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on

Fairlead Tactical Sector ETF

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least quarterly. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Fairlead Tactical Sector ETF

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fairlead Tactical Sector ETF

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

Fairlead Tactical Sector ETF

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$263,818,789	$—	$—	$263,818,789
Total	$263,818,789	$—	$—	$263,818,789

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.59% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses)). For the six months ended July 31, 2025, the Adviser earned a fee of $689,096 from the Fund. At July 31, 2025, the Fund owed the Adviser $134,568.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended,

Fairlead Tactical Sector ETF

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Adviser pays the Independent Trustees their annual retainer and quarterly Board meeting fees and also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of Ultimus. Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended July 31, 2025, purchases and sales of investment securities, other than short-term investments, were $94,407,951 and $7,855,958, respectively.

For the six months ended July 31, 2025, purchases and sales for in-kind transactions were $45,606,839 and $92,483,484, respectively.

For the six months ended July 31, 2025, the Fund had in-kind net realized gains of $13,473,304.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2025.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of

Fairlead Tactical Sector ETF

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the six months ended July 31, 2025, the Fund received $7,600 and $0 in Fixed Fees and Variable Charges, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At July 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$24,798,363
Gross unrealized depreciation	(498,046)
Net unrealized appreciation on investments	$24,300,317
Tax cost of investments	$239,518,472

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid for the fiscal year ended January 31, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$2,697,427
Total distributions paid	$2,697,427

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

Fairlead Tactical Sector ETF

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

At January 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(18,379,933)
Unrealized appreciation on investments	33,270,203
Total accumulated earnings	$14,890,270

As of January 31, 2025, the Fund had long-term capital loss carryforwards of $4,065,255 and short-term capital loss carryforwards of $14,208,481, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended January 31, 2025, the Fund deferred qualified late year ordinary losses in the amount of $106,197.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

On August 27, 2025, a special meeting of shareholders of the Fairlead Tactical Sector ETF, (the “Fund”), a series of the Capitol Series Trust (the “Trust”), was held for the purposes of considering and acting upon the following Proposals:

Proposal	Description
1	To approve a new investment advisory agreement (“New Advisory Agreement”) between the Fund and Cary Street Partners Asset Management LLC, the Fund’s current investment adviser (the “Adviser” or “CSPAM”) with respect to the Fund, an action that is necessary because of certain recent transactions involving private equity investments in CSPAM’s parent company that resulted in changes to the voting ownership structure of CSPAM and affiliated entities in a manner that constituted a presumptive change of control of CSPAM, resulting in an assignment of the investment advisory agreement between the Fund and CSPAM previously in effect (“Previous Advisory Agreement”) and its automatic termination under the terms of the Previous Advisory Agreement and the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”); and
2	To approve a new investment subadvisory agreement (“New Subadvisory Agreement”) between CSPAM and Fairlead Strategies, LLC, the Fund’s current investment subadviser (“Fairlead” or “Subadviser”) with respect to the Fund, an action that is necessary because the termination of the advisory agreement between CSPAM and the Fund that resulted from the aforementioned change in control transactions also had the effect of immediately terminating the subadvisory agreement between CSPAM and Fairlead previously in effect (“Previous Subadvisory Agreement”); and

The following vote results were presented at the special meeting with regard to each Proposal:

Of the 5,549,772 shares present in person or by proxy with respect to PROPOSAL 1 to approve a New Advisory Agreement between CSPAM and the Trust, 5,540,734 shares or 99.84% have voted in favor of PROPOSAL 1, 3,069 shares or 0.06% voted against PROPOSAL 1 and 5,969 shares or 0.11% abstained from voting for PROPOSAL 1. The Inspector of Election therefore reports that Proposal 1 has passed with respect to the Fund.

Of the 5,549,772 shares present in person or by proxy with respect to PROPOSAL 2 to approve a New Subadvisory Agreement between CSPAM and Fairlead, 5,540,737 shares or 99.84% have voted in favor of PROPOSAL 2; 3,069 shares or 0.06% voted against PROPOSAL 2 and 5,966 shares or 0.11% abstained from voting for PROPOSAL 2. The Inspector of Election therefore reports that Proposal 2 has passed with respect to the Fund.

Therefore, the shareholders of the Fund voted in favor of each Proposal with respect to the Fund.

The Investment Advisory Agreement between CSPAM and the Trust on behalf of the Fund and the Investment Sub-Advisory Agreement between CSPAM and Fairlead on behalf of the Fund as contemplated by the Proposals herein became effective on August 27, 2025.

Additional Information (Unaudited) (continued)

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on December 10 and 11, 2024 and on March 11 and 13, 2025 (the “Meetings”), the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the following investment advisory agreements and subadvisory agreements with respect to the Fairlead Tactical Sector ETF (the “Fund”), a series of the Trust:

●	Continuation for an additional one-year period of an Investment Advisory Agreement between the Trust and Cary Street Partners Asset Management LLC (“Cary Street”) (the “Current Investment Advisory Agreement”);

●	Continuation for an additional one-year period of an Investment Sub-Advisory Agreement between Cary Street and Fairlead Strategies, LLC (“Fairlead”) (the “Current Sub-Advisory Agreement”);

●	Approval of a new Investment Advisory Agreement between the Trust and Cary Street for a two-year period, subject to shareholder approval (the “New Investment Advisory Agreement”); and

●	Approval of a new Investment Sub-Advisory Agreement between Cary Street and Fairlead for a two-year period, subject to shareholder approval (the “New Sub-Advisory Agreement”).

The above referenced Current Investment Advisory Agreement, Current Sub-Advisory Agreement, New Investment Advisory Agreement and New Sub-Advisory Agreement are collectively referred to herein as “Advisory Agreements.”

Prior to the Meetings, the Trustees received and considered information from Cary Street, Fairlead and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Current Investment Advisory Agreement, Current Sub-Advisory Agreement, New Investment Advisory Agreement and New Sub-Advisory Agreement. Such information included, but was not limited to: each of Cary Street’s and Fairlead’s responses to counsel’s due diligence letters requesting information relevant to the approvals of the Current and New Investment Advisory Agreements and Current and New Sub-Advisory Agreements, respectively, the operating expenses of the Fund, the unitary fee contained in the Current and New Investment Advisory Agreement pursuant to which the operating expenses of the Fund would be limited to those fees paid by the Fund to Cary Street (subject to specific exclusions disclosed in the Fund’s prospectus), the profitability of the Fund to Cary Street and Fairlead, respectively, the overall financial condition of Cary Street and Fairlead, and peer group expense and performance data provided by Broadridge for comparative purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Cary Street, Fairlead, Trust management, and with counsel to the Independent Trustees. The completeness of the Support Materials provided by each of Cary Street and Fairlead, which included both responses and materials provided in response to initial and supplemental due diligence requests, was noted. Representatives from Cary Street and Fairlead met with the Trustees

Additional Information (Unaudited) (continued)

at the Meetings and provided further information, including but not limited to, the services each provides to the Fund and the management fee paid for those services, asset growth in the Fund, the business and marketing strategy for the Fund, the ownership and financial condition of each firm, the proposed Transaction between CFPC and CIVC and the new ownership structure of Cary Street upon the closing of the Transaction, resources available to service the Fund, including compliance resources, other investment strategies managed by Cary Street and Fairlead, oversight of Fairlead by Cary Street, and each firm’s profitability. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Prior to considering the approval of the New Investment Advisory Agreement and New Sub-Advisory Agreement as noted, the Trustees also considered and discussed with counsel information provided by Cary Street and Fairlead regarding the planned transaction whereby Cary Street’s parent company and 100% owner, Cary Street Partners Financial LLC (“CSPF”), would sell a majority ownership interest in CSPF to private equity funds managed by CIVC Partners, LP (“CIVC”), resulting in a change of control of Cary Street under the rules set forth in the 1940 Act (the “Transaction”). It was noted that the Current Investment Advisory Agreement and Current Sub-Advisory Agreement would automatically terminate as a result of the Transaction, and therefore, the New Investment Advisory Agreement and New Sub-Advisory Agreement would need to be approved by the Board as well as a majority of the outstanding voting securities of the Fund.

Before voting to approve the continuation of the Current Investment Advisory Agreement and Current Sub-Advisory Agreement for an additional one-year period, and the New Investment Advisory Agreement and New Sub-Advisory Agreement at the Meetings, the Trustees reviewed the terms and the Advisory Agreements and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the approval of the Advisory Agreements, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the continuation of the Current Investment Advisory Agreement and the Current Sub-Advisory Agreement for an additional one-year period and the New Investment Advisory Agreement and New Sub-Advisory Agreement each for a two-year period, subject to shareholder approval, the Trustees considered all factors they believed to be relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services provided by Cary Street and Fairlead; (2) the cost of the services provided and the profits realized by Cary Street and Fairlead from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Cary Street and Fairlead resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Together with the Support Materials, and after having received and reviewed investment performance, compliance, operating, and distribution reports of the Fund on a quarterly basis since the Fund’s

Additional Information (Unaudited) (continued)

inception, and noting additional discussions with representatives of Cary Street and Fairlead that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the Advisory Agreements. The Trustees discussed the facts and factors relevant to the approval of the Advisory Agreements, which incorporated and reflected their knowledge of the services that Cary Street and Fairlead each provide to the Fund. The Trustees reviewed and discussed the Fund’s performance versus the Morningstar Moderate Target Risk Total Return Index and the S&P 500 Total Return Index, the performance of comparable funds in the Morningstar Tactical Allocation fund category, and a group of peer funds selected by Broadridge from the Morningstar category “Tactical Allocation” with adjustments to include actively managed fund-of-funds of the category. The Trustees also discussed the Fund’s authorized participant relationships, noting that arbitrage opportunities will make the Fund more attractive to authorized participants. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Advisory Agreements are summarized below.

Nature, Extent and Quality of Services Provided. With respect to the Current Investment Advisory Agreement, Current Sub-Advisory Agreement, New Investment Advisory Agreement and New Sub-Advisory Agreement, the Trustees considered the scope of services that Cary Street and Fairlead each provide to the Fund, which include, but are not limited to the following: (1) providing overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, including providing pre-trade portfolio compliance; (2) investing or overseeing the investment of the Fund’s assets consistent with its investment objective and investment policies; (3) directly managing the Fund’s assets and determining or overseeing the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions for a period of time; (4) voting or overseeing the voting of all proxies with respect to the Fund’s portfolio securities; (5) maintaining or overseeing the maintenance of the required books and records for transactions effected by Fairlead on behalf of the Fund; (6) selecting or overseeing the selection of broker-dealers to execute orders on behalf of the Fund; (7) providing marketing support; and (8) responding to questions from investors. The Trustees considered each of Cary Street and Fairlead’s capitalization separately and its assets under management, as well as the commitment on the part of Cary Street and Fairlead to enhance the Fund’s capitalization over time. The Trustees considered Cary Street and Fairlead’s compliance resources, including a Chief Compliance Officer. The Trustees also considered the technical investment methodology and Fairlead’s portfolio management team, as well as their investment industry experience and expertise in technical analysis. The Trustees also noted the capabilities and expertise of personnel responsible for implementing the Fund’s portfolio construction methodology and Cary Street and Fairlead’s oversight and risk management process, including the due diligence process employed by Fairlead in allocating the Fund’s assets among its stated investment options. The Trustees also considered information regarding Cary Street and Fairlead’s disaster recovery and contingency plans and data protection safeguards, among other things.

The Trustees also noted the Fund’s performance compared to its prospectus benchmark, the Morningstar Moderate Target Risk Total Return Index and the S&P 500 Total Return Index. The Trustees considered that the Fund underperformed the S&P 500 Total Return Index and outperformed the Morningstar Moderate Target Risk Total Return Index for the one-year and since inception periods ended September 30, 2024. The Trustees also considered the Fund’s performance compared to the Morningstar Tactical Allocation category and those of other funds in the peer group category

Additional Information (Unaudited) (continued)

analysis provided by Broadridge. The Trustees noted that the custom peer group category analysis of Broadridge was based upon the Morningstar Tactical Allocation category. The appropriateness of Broadridge’s peer group analysis was discussed and the Trustees noted that the peer group was relatively small and comprised of funds with varying investments and investment methodologies. The Trustees noted that the Fund outperformed both the Morningstar Tactical Allocation category median and the Broadridge custom peer group median for the one-year and since inception periods ended September 30, 2024. The Trustees noted that the Fund had exhibited substantially less volatility relative to the benchmark indices during a period of substantial volatility in securities markets. The Trustees noted that the Fund was not yet rated by Morningstar because of its short performance record. Lastly, the Trustees took note of Fairlead’s representation that the Fund is well-situated competitively compared to other tactical allocation funds primarily because Fairlead’s focus on technical analysis and Cary Street’s commitment to marketing the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Cary Street and Fairlead provide to the Fund under the Advisory Agreements, respectively.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Fund pays to Cary Street, as well as the firm’s profitability analysis for services rendered to the Fund. In this regard, the Trustees noted the Fund’s unitary fee structure and that Cary Street agreed to be responsible for any operating expenses that exceed the unitary fee, subject to stated exclusions. With respect to the Sub-Advisory Agreement, the Trustees considered that portion of the unitary management fee paid by Cary Street to Fairlead and the expenses of the Fund allocated to Fairlead. The Trustees further noted that Cary Street is projected to earn a reasonable profit from the Fund at current asset levels. The Trustees also considered Cary Street’s pro forma financial projections at higher asset levels which reflect that the Fund would break even and become profitable at higher asset levels. The Trustees also noted the Fund’s favorable performance and competitive unitary fee and total operating expense ratio. Finally, the Trustees reviewed each of Cary Street’s and Fairlead’s financial conditions and fiscal health as it relates to the firms’ financial ability to provide the contractually required services to the Fund and concluded that such resources were adequate.

Comparative Fee and Expense Data. The Trustees also reviewed and discussed with Cary Street and Fairlead the unitary management fee and expenses of the Fund as compared to the Morningstar Tactical Allocation category and the Broadridge custom peer group. The Trustees noted that the Fund’s unitary management fee was lower than the average and median of both the Morningstar Tactical Allocation category and the Broadridge custom peer group. In addition, the Trustees considered that the gross total expense ratio of the Fund was the lowest among the eleven-fund Broadridge custom peer group and lower than the average and median of the Morningstar Tactical Allocation category. While recognizing that it is difficult to compare management fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Cary Street’s management fee continues to be reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale with respect to the services provided by Cary Street and Fairlead, noting that the unitary management fee does not contain breakpoints. In light of all of the factors considered, including the size of the Fund, the Trustees concluded that no material economies of scale exist at this time.

Other Benefits. The Trustees noted that Cary Street and Fairlead confirmed that they do not and will not utilize soft dollar arrangements with respect to portfolio transactions in the Fund and do

Additional Information (Unaudited) (continued)

not anticipate the use of affiliated brokers to execute the Fund’s portfolio transactions. The Trustees concluded that neither Cary Street nor Fairlead would receive any other material financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts of interest of Cary Street and Fairlead. Based on the assurances from representatives of Cary Street and Fairlead, the Trustees concluded that no material conflicts of interest currently exist that could adversely impact the Fund. They also noted that Cary Street and Fairlead have compliance policies and procedures in place to address any conflict-of-interest situations that may arise.

Conclusions. Based upon discussions with Cary Street and Fairlead, and the Support Materials provided, the Board concluded that: the overall arrangements between the Trust and Cary Street as set forth in the Current Investment Advisory Agreement and in the New Investment Advisory Agreement and between Cary Street and Fairlead as set forth in the Current Sub-Advisory Agreement and in the New Sub-Advisory Agreement are fair and reasonable in light of the services Cary Street and Fairlead each perform, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

The Nightview Fund (NITE)

NYSE Arca, Inc.

Semi-Annual Financial Statements

and Additional Information

July 31, 2025

Fund Adviser:

Nightview Capital, LLC

(866) 666-7156

The Nightview Fund

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.23%
Communications — 10.55%
Alphabet, Inc., Class C	5,396	$1,040,673
Meta Platforms, Inc., Class A	1,308	1,011,659
Netflix, Inc.(a)	751	870,709
		2,923,041
Consumer Discretionary — 66.53%
Airbnb, Inc., Class A(a)	6,673	883,572
Alibaba Group Holding Ltd. - ADR	16,872	2,035,269
Amazon.com, Inc.(a)	14,876	3,482,621
Axon Enterprise, Inc.(a)	1,154	871,835
Hyatt Hotels Corp., Class A	6,801	958,737
Las Vegas Sands Corp.	21,449	1,123,928
Melco Resorts & Entertainment Ltd. - ADR(a)	111,610	965,427
MGM Resorts International(a)	26,715	973,762
Nike, Inc., Class B	11,830	883,583
Tesla, Inc.(a)	12,437	3,833,954
Wynn Resorts Ltd.	22,067	2,405,964
		18,418,652
Financials — 7.35%
Goldman Sachs Group, Inc. (The)	1,450	1,049,205
Morgan Stanley	6,908	984,114
		2,033,319
Industrials — 3.31%
Deere & Co.	1,745	915,026

Materials — 3.21%
Westlake Corp.	11,208	888,794

Technology — 8.28%
Advanced Micro Devices, Inc.(a)	7,197	1,268,903
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,232	1,022,536
		2,291,439
Total Common Stocks/Investments — 99.23% (Cost $19,563,546)		27,470,271
Other Assets in Excess of Liabilities — 0.77%		212,119
NET ASSETS — 100.00%		$27,682,390

(a)	Non-income producing security.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

1

The Nightview Fund

Statement of Assets and Liabilities

July 31, 2025 (Unaudited)

Assets
Investments in securities, at fair value (cost $19,563,546)	$27,470,271
Cash	200,847
Dividends receivable	9,701
Receivable from Adviser	1,571
Total Assets	27,682,390
Net Assets	$27,682,390
Net Assets consist of:
Paid-in capital	17,461,338
Accumulated earnings	10,221,052
Net Assets	$27,682,390
Shares outstanding (unlimited number of shares authorized, no par value)	863,768
Net asset value per share	$32.05

See accompanying notes which are an integral part of these financial statements.

2

The Nightview Fund

Statement of Operations

For the Six Months ended July 31, 2025 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $1,955)	$121,378
Total investment income	121,378
Expenses
Adviser	152,284
Total expenses	152,284
Net investment loss	(30,906)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	2,602,641
Change in unrealized depreciation on:
Investment securities	(2,093,854)
Net realized and change in unrealized gain (loss) on investment securities	508,787
Net increase in net assets resulting from operations	$477,881

See accompanying notes which are an integral part of these financial statements.

3

The Nightview Fund

Statement of Changes in Net Assets

	For the Six Months Ended July 31, 2025	For the Period Ended January 31, 2025(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(30,906)	$(74,698)
Net realized gain on investment securities	2,602,641	1,859,910
Change in unrealized appreciation (depreciation) on investment securities	(2,093,854)	3,865,542
Net increase in net assets resulting from operations	477,881	5,650,754

Capital Transactions
Proceeds from shares sold	10,322,458	11,997,634
Amount paid for shares redeemed	(10,230,141)	(7,380,396)
Issued in connection with reorganization	—	16,844,200
Net increase in net assets resulting from capital transactions	92,317	21,461,438
Total Increase in Net Assets	570,198	27,112,192

Net Assets
Beginning of period	$27,112,192	$—
End of period	$27,682,390	$27,112,192

Share Transactions
Shares sold	340,000	460,000
Shares redeemed	(340,000)	(270,000)
Issued in connection with reorganization	—	673,768
Net increase in shares outstanding	—	863,768

(a)	For the period June 21, 2024 (commencement of operations) to January 31, 2025.

See accompanying notes which are an integral part of these financial statements.

4

The Nightview Fund

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2025		For the Year Ended January 31, 2025(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$31.39		$25.00

Investment operations:
Net investment loss	(0.04)		(0.09)
Net realized and unrealized gain on investments	0.70		6.48
Total from investment operations	0.66		6.39

Net asset value, end of period	$32.05		$31.39
Market price, end of period	$32.06		$31.38

Total Return(b)	2.10	%(c)	25.56	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$27,682		$27,112
Ratio of net expenses to average net assets	1.25	%(d)	1.25	%(d)
Ratio of net investment loss to average net assets	(0.25	)%(d)	(0.54	)%(d)
Portfolio turnover rate(e)	57	%(c)	46	%(c)

(a)	For the period June 21, 2024 (commencement of operations) to January 31, 2025.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

5

The Nightview Fund

Notes to the Financial Statements

July 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Nightview Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified series of Capitol Series Trust (the “Trust”). The Fund commenced operations on June 21, 2024 through a transfer in-kind of assets, as described below. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Nightview Capital, LLC (the “Adviser”). The Fund’s trading sub-adviser is Exchange Traded Concepts, LLC (the “Trading Sub-Adviser” or “ETC”). The Trading Sub-Adviser is responsible for maintaining certain transaction and compliance related records of the Fund. The investment objective of the Fund is long-term capital appreciation with a goal of outperforming the S&P 500 Total Return Index over a rolling five-year period.

The Fund is the successor to a limited partnership, the Nightview Capital Fund, LP – Series B (formerly known as The Worm Capital Fund, LP – Series B) (the “Predecessor Fund”), which was organized on March 1, 2018. The Fund has substantially the same investment objectives and strategies as did the Predecessor Fund. Effective as of the close of business on June 21, 2024, all the assets, subject to the liabilities of the Predecessor Fund, were transferred to the Fund in exchange for 673,768 shares at a net asset value per share (“NAV”) of $25.00 of the Fund to the limited partners of the Predecessor Fund. The net assets contributed resulting from these tax-free transactions on the close of business June 21, 2024, after the reorganization, was $16,844,200, including net unrealized appreciation of $6,135,037 and investment cost of $10,606,173. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is

6

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

7

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income and net capital gains annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

8

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends

9

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$27,470,271	$—	$—	$27,470,271
Total	$27,470,271	$—	$—	$27,470,271

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses)). For the six months ended July 31, 2025, the Adviser earned a fee of $152,284 from the Fund. At July 31, 2025, the Adviser owed the Fund $1,571.

10

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Pursuant to a Referral Agreement dated November 29, 2023, between and Exchange Traded Concepts, LLC, the sub-adviser of the Funds (“ETC”), ETC pays Ultimus a referral fee that is calculated as a percentage of its sub-advisory fee. During the six months ended July 31, 2025, ETC paid Ultimus a referral fee of $750.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Adviser pays the Independent Trustees their annual retainer and quarterly Board meeting fees and also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of Ultimus. Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended July 31, 2025, purchases and sales of investment securities, other than short-term investments, were $14,114,801 and $14,840,388, respectively.

For the six months ended July 31, 2025, purchases and sales for in-kind transactions were $10,135,771 and $9,461,710, respectively.

For the six months ended July 31, 2025, the Fund had in-kind net realized gains of $3,176,785.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2025.

11

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the six months ended July 31, 2025, the Fund received $1,200 and $0 in Fixed Fees and Variable Charges, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At July 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$7,889,860
Gross unrealized depreciation	(122,841)
Net unrealized appreciation on investments	$7,767,019
Tax cost of investments	$19,703,252

12

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

At January 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(117,702)
Unrealized appreciation on investments	9,860,873
Total accumulated earnings	$9,743,171

As of January 31, 2025, the Fund had long-term capital loss carryforwards of $20,604 and short-term capital loss carryforwards of $78,194, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain qualified late year ordinary losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Funds following taxable year. For the tax year ended January 31, 2025, the Fund deferred post October qualified losses in the amount of $18,904.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2025, the Fund had 66.53% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on June 18, 2025 (the “Meeting”), the Trust’s Board of Trustees (the “Board”), consisting entirely of Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved for an additional one-year period the continuation of the Investment Advisory Agreement between the Trust and Nightview Capital LLC (“Nightview Capital”) (the “Investment Advisory Agreement”) with respect to The Nightview Fund (the “Fund”), an exchange-traded series of the Trust. The Board also considered and approved for an additional one-year period the continuation of the Trading Sub-Advisory Agreement (the “Trading Sub-Advisory Agreement”) between Nightview Capital and Exchange Traded Concepts, LLC (“ETC”) with respect to the Fund.

Prior to the Meeting, the Trustees received and considered information from Nightview Capital, ETC and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the approval of the continuation of the Investment Advisory Agreement and Trading Sub-Advisory Agreement for an additional one-year period. Such information included, but was not limited to: Nightview Capital’s response to counsel’s due diligence letter requesting information relevant to the approval of the continuation of the Investment Advisory Agreement, ETC’s response to counsel’s due diligence letter requesting information relevant to the approval of the continuation of the Trading Sub-Advisory Agreement and peer group expense and performance data provided by Broadridge for comparative purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Nightview Capital, Trust management, and with counsel to the Independent Trustees. The completeness of the Support Materials provided by each of Nightview Capital and ETC, which included both responses and materials provided in response to initial and supplemental due diligence requests, was noted. Representatives from Nightview Capital met with the Trustees and provided further information, including but not limited to, the services provides to the Fund by Nightview Capital and ETC, respectively, the management fee for those services, the business strategy for the Fund, the ownership and financial condition of each firm, resources available to service the Fund, including compliance resources, other investment strategies managed by Nightview Capital and ETC, Fund performance and profitability. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the continuation of the Investment Advisory Agreement and Trading Sub-Advisory Agreement, respectively, for an additional one-year period, the Trustees reviewed the terms of the Investment Advisory Agreement and Trading Sub-Advisory Agreement and the Support

15

Additional Information (Unaudited) (continued)

Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the continuation of the Investment Advisory Agreement and Trading Sub-Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the continuation of the Investment Advisory Agreement and the Trading Sub-Advisory Agreement, the Trustees considered all factors they believed to be relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services provided by Nightview Capital and ETC; (2) the cost of the services provided and the profits realized by Nightview Capital and ETC from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Nightview Capital and ETC resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

After having received and reviewed the Support Materials, as well as the presentation of Nightview Capital and information provided on a quarterly basis since the Fund’s inception, and noting additional discussions with representatives of Nightview Capital that had occurred at various times during the Meeting and since the Fund’s inception, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the continuation of the Investment Advisory Agreement and the Trading Sub-Advisory Agreement for an additional one-year period. The Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement and Trading Sub-Advisory Agreement, which incorporated and reflected their knowledge of the services that Nightview Capital and ETC each provide to the Fund. The Trustees discussed Nightview Capital’s ownership structure and the profitability of the Fund, as well as the Adviser’s overall financial condition. The Trustees also discussed the potential for growth of assets in the Fund over time, and its competitors in the marketplace. The Trustees noted that the Support Materials contained Nightview Capital’s Equity Growth Performance Composite showing the historic gross performance of Nightview Capital’s equity growth accounts. The Trustees also noted that the Nightview Fund had a 125 basis point unitary fee and, therefore, did not have a breakout of the investment management fee. The Trustees also considered that because the Fund has a unitary fee structure, the cost of ETC’s services are borne by Nightview Capital, who is responsible for paying the Fund’s service providers. The Trustees noted that ETC provides a limited scope of services specific to trading activities, as set forth in the Trading Sub-Advisory Agreement. The Trustees further noted that the terms of the Trading Sub-Advisory Agreement do not allow ETC to have discretion over the Fund’s portfolio. The Trustees considered ETC’s experience in executing trades based upon best execution for other ETFs, ETC’s compliance structure and the firm’s financial condition, among other things. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement and Trading Sub-Advisory Agreement are summarized below.

16

Additional Information (Unaudited) (continued)

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Nightview Capital provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) obtaining and evaluating such information and advice relating to the economy, securities markets, and securities and other investments as it deems necessary or useful to discharge its duties under the Investment Advisory Agreement; (2) investing the Fund’s assets consistent with its investment objective and investment policies; (3) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (4) voting all proxies with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions that Nightview Capital affects on behalf of the Fund; (6) selecting broker-dealers to execute orders on behalf of the Fund; (7) performing compliance services on behalf of the Fund; and (8) engaging in marketing activities to support the Fund’s growth. The Trustees considered Nightview Capital’s capitalization and its assets under management. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers, and noted the investment methodology Nightview Capital utilizes to manage the Fund’s portfolio in accordance with its investment strategy. The Trustees also considered the composite performance of Nightview Capital’s Growth Equity accounts.

The Trustees considered the Fund’s performance compared to peers in the Morningstar Large Growth category, as well as a custom peer group of actively managed ETFs with a focus on concentrated portfolios from the Morningstar Large Growth category, excluding fund of funds. The Trustees noted that the Fund outperformed its benchmark index, the S&P 500 Total Return Index, as well as the median performance of the Morningstar category and Broadridge custom peer group for the since inception (June 21, 2024) period ended March 31, 2025. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Nightview Capital provides to the Fund under the Investment Advisory Agreement.

The Trustees considered the scope of services that ETC provides under the Trading Sub-Advisory Agreement, noting that such services include but are not limited to the following: (1) placing orders with respect to transactions in securities or other assets held or to be acquired by the Fund; (2) selecting brokers or dealers for securities transactions using its best efforts to seek on behalf of the Fund the best execution and overall terms available; (3) maintaining the required books and records for transactions that it effects on behalf of the Fund; and (4) performing compliance services on behalf of the Fund. The Trustees considered ETC’s capitalization and its assets under management. The Trustees further considered the investment industry experience of ETC personnel. Based upon the foregoing, the Trustees concluded that they were satisfied with the nature, extent, and quality of services that ETC provides to the Fund under the Trading Sub-Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the unitary fee that the Fund pays to Nightview Capital under the Investment Advisory Agreement, noting that Nightview Capital is obligated to pay all of the operating expenses of the Fund under such agreement. The Trustees also reviewed Nightview Capital’s profitability from the services that it renders to the Fund. The Trustees also considered Nightview Capital’s commitment with respect to the Fund and the growth of assets in the Fund over time. Finally, the Trustees reviewed Nightview Capital’s financial condition and fiscal health as it relates to the firm’s financial ability to provide contractually required services to the Fund.

17

Additional Information (Unaudited) (continued)

The Trustees considered the subadvisory fee that Nightview Capital pays to ETC under the Trading Sub-Advisory Agreement. While recognizing that it is difficult to compare advisory and subadvisory fees because the scope of services provided may vary from one investment adviser to another, or from one investment product to another, the Trustees concluded that the subadvisory fee paid to ETC by Nightview Capital on behalf of the Fund is reasonable.

Comparative Fee and Expense Data. The Trustees also reviewed and discussed with Nightview Capital the advisory fee and contractual expenses of the Fund as compared to those of other funds. The Trustees noted that the Fund’s management fee and unitary fee structure of 1.25% were among the highest compared to the average and median management fee, and the average and median gross and net expense ratios of its Morningstar category and Broadridge custom peer group. In this regard, the Trustees considered that the fee structure of the Fund was a unitary fee wherein Nightview Capital would be contractually obligated to pay all operating expenses of the Fund. While recognizing that it is difficult to compare management fees because the scope of advisory services provided and fee structures may vary from one investment adviser to another, the Trustees concluded that Nightview Capital’s management fee is reasonable at this time.

Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale. They noted the structure of the subadvisory fee is based upon the Fund’s net assets, and that the subadvisory fee is reduced by 1 basis point when the Fund’s net assets grow to more than $1 billion. The Trustees noted that opportunities for economies of scale would be considered again as the assets of the Fund grow and concluded that no material economies exist at this time.

Other Benefits. The Trustees noted that Nightview Capital confirmed that the firm does not utilize soft dollar arrangements with respect to portfolio transactions in the Fund and does not anticipate the use of affiliated brokers to execute the Fund’s portfolio transactions. The Trustees noted that ETC had confirmed that there were no economic or other benefits to ETC associated with the selection or use of any particular providers for the Fund’s portfolio. The Trustees concluded that neither Nightview Capital nor ETC will receive any other material financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts of interest for Nightview Capital. Based on the assurances from representatives of Nightview Capital, the Trustees concluded that no conflict of interest exists that could adversely impact the Fund.

Conclusions. Based upon the presentation of Nightview Capital to the Board and the Support Materials considered in connection with the approval of the continuation of the Investment Advisory Agreement and the Trading Sub-Advisory Agreement for an additional one-year period, the Board concluded that: (1) the overall arrangements between the Trust and Nightview Capital, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services performed, the fees paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment; and (2) the overall arrangements between Nightview Capital and ETC, as set forth in the Trading Sub-Advisory Agreement, are fair and reasonable in light of the services performed, the sub-advisory fees paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

18

REYNDERS, MCVEIGH

CORE EQUITY FUND

Institutional Shares - ESGEX

Semi-Annual Financial Statements

and Additional Information

July 31, 2025

Reynders, McVeigh Capital Management, LLC

10 Post Office Square, Suite N1010

Boston, MA 02109

1-800-950-6868

Reynders, McVeigh Core Equity Fund

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.26%
Denmark — 2.34%
Health Care — 0.61%
Novo Nordisk A/S, Class B - ADR	12,138	$571,336

Materials — 1.73%
Novozymes A/S, Class B	24,904	1,621,348

Total Denmark		2,192,684

France — 9.03%
Consumer Staples — 3.30%
Danone	25,000	2,051,838
L’Oreal S.A.	2,332	1,036,726
		3,088,564
Industrials — 5.73%
Nexans SA	17,500	2,527,689
Schneider Electric SE	10,925	2,847,261
		5,374,950
Total France		8,463,514

Ireland — 1.65%
Health Care — 1.65%
Perrigo Co. PLC	58,000	1,546,860
Total Ireland		1,546,860

Norway — 1.41%
Industrials — 1.41%
TOMRA Systems ASA	94,382	1,319,143
Total Norway		1,319,143

Switzerland — 3.21%
Health Care — 3.21%
Alcon, Inc.	20,000	1,751,000
CRISPR Therapeutics AG(a)	22,300	1,254,598
		3,005,598
Total Switzerland		3,005,598

United Kingdom — 5.28%
Consumer Staples — 2.00%
Unilever PLC - ADR	32,000	1,869,760

Technology — 3.28%
ARM Holdings PLC - ADR(a)	6,500	918,938
RELX PLC - ADR	41,500	2,153,435
		3,072,373
Total United Kingdom		4,942,133

See accompanying notes which are an integral part of these financial statements.

1

Reynders, McVeigh Core Equity Fund

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.26% - continued
United States — 76.34%
Communications — 4.62%
Alphabet, Inc., Class A	10,000	$1,919,000
T-Mobile US, Inc.	10,150	2,419,862
		4,338,862
Consumer Discretionary — 5.48%
Airbnb, Inc., Class A(a)	13,000	1,721,330
Home Depot, Inc. (The)	4,500	1,653,795
Interface, Inc.	85,000	1,752,700
		5,127,825
Consumer Staples — 1.81%
McCormick & Co., Inc.	24,000	1,695,120

Financials — 6.61%
MasterCard, Inc., Class A	4,634	2,625,021
Rocket Companies, Inc., Class A	100,000	1,477,000
SoFi Technologies, Inc.(a)	93,000	2,099,940
		6,201,961
Health Care — 9.85%
Abbott Laboratories	18,912	2,386,505
Becton, Dickinson and Co.	9,277	1,653,625
Danaher Corp.	7,099	1,399,639
GRAIL, Inc.(a)	27,600	944,196
Stryker Corp.	3,500	1,374,555
Vertex Pharmaceuticals, Inc.(a)	3,200	1,461,984
		9,220,504
Industrials — 14.95%
Carrier Global Corp.	37,100	2,545,802
NEXTracker, Inc., Class A(a)	25,000	1,456,500
Rockwell Automation, Inc.	8,101	2,849,203
UL Solutions, Inc., Class A	45,500	3,326,960
Veralto Corp.	19,266	2,019,655
Xylem, Inc.	12,433	1,798,060
		13,996,180
Materials — 4.54%
AptarGroup, Inc.	13,158	2,067,648
Crown Holdings, Inc.	22,000	2,185,920
		4,253,568
Technology — 28.48%
Analog Devices, Inc.	9,044	2,031,554
Apple, Inc.	10,935	2,269,778
Applied Materials, Inc.	11,000	1,980,660
Broadcom, Inc.	6,500	1,909,050
Cloudflare, Inc., Class A(a)	7,500	1,557,600
Enovix Corp.(a)	85,714	1,148,568
International Business Machines Corp.	9,050	2,291,008
Microsoft Corp.	8,275	4,414,713
Nvidia Corp.	31,640	5,627,806

See accompanying notes which are an integral part of these financial statements.

2

Reynders, McVeigh Core Equity Fund

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.26% - continued
Technology — 28.48% - continued
Salesforce, Inc.	6,500	$1,679,145
Uber Technologies, Inc.(a)	20,300	1,781,325
		26,691,207
Total United States		71,525,227
Total Common Stocks (Cost $61,649,076)		92,995,159

	Principal Amount
CERTIFICATES OF DEPOSIT — 0.08%
Latino Community Credit Union, 4.20%, 12/12/2025	$25,000	25,000
Walden Mutual Bank, 3.87%, 8/21/2025	50,000	50,000
Total Certificates of Deposit (Cost $75,000)		75,000

Total Investments — 99.34% (Cost $61,724,076)		93,070,159
Other Assets in Excess of Liabilities — 0.66%		613,631
NET ASSETS — 100.00%		$93,683,790

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

3

Reynders, McVeigh Core Equity Fund

Statement of Assets and Liabilities

July 31, 2025 (Unaudited)

Assets
Investments in securities at fair value (cost $61,724,076)	$93,070,159
Cash and cash equivalents	651,446
Receivable for fund shares sold	33
Dividends and interest receivable	34,865
Tax reclaims receivable	96,537
Prepaid expenses	18,956
Total Assets	93,871,996
Liabilities
Due to custodian	93,748
Payable for fund shares redeemed	5,000
Payable to Adviser	49,801
Payable to Administrator	21,834
Payable to Auditor	8,828
Other accrued expenses	8,995
Total Liabilities	188,206
Net Assets	$93,683,790
Net Assets consist of:
Paid-in capital	$58,161,099
Accumulated earnings	35,522,691
Net Assets	$93,683,790
Institutional Shares:
Shares outstanding (unlimited number of shares authorized, no par value)	4,464,494
Net asset value, offering and redemption price per share	$20.98

See accompanying notes which are an integral part of these financial statements.

4

Reynders, McVeigh Core Equity Fund

Statement of Operations

For the Six Months Ended July 31, 2025 (Unaudited)

Investment Income:
Dividend income (net of foreign taxes withheld of $30,460)	$581,265
Interest income	18,152
Total investment income	599,417
Expenses:
Investment Adviser	323,850
Administration	47,699
Fund accounting	23,580
Legal	10,475
Registration	10,011
Compliance services	9,776
Custodian	9,552
Trustee	8,736
Audit and tax preparation	8,663
Transfer agent	7,161
Report printing	6,333
Pricing	1,110
Interest	9
Miscellaneous	16,562
Total expenses	483,517
Fees contractually waived by Adviser	(73,100)
Net operating expenses	410,417
Net investment income	189,000
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	2,960,958
Net realized loss on foreign currency translations	(11,651)
Net change in unrealized appreciation of investment securities and foreign currency translations	3,745,196
Net realized and change in unrealized gain on investments	6,694,503
Net increase in net assets resulting from operations	$6,883,503

See accompanying notes which are an integral part of these financial statements.

5

Reynders, McVeigh Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2025	For the Year Ended January 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$189,000	$221,002
Net realized gain on investment securities transactions and foreign currency translations	2,949,307	3,460,179
Net change in unrealized appreciation of investment securities and foreign currency translations	3,745,196	10,471,769
Net increase in net assets resulting from operations	6,883,503	14,152,950
Distributions to Shareholders from Earnings:
Institutional Shares	—	(1,337,768)
Total distributions	—	(1,337,768)
Capital Transactions - Institutional Shares
Proceeds from shares sold	4,440,122	10,103,655
Reinvestment of distributions	—	1,327,831
Amount paid for shares redeemed	(4,598,210)	(7,707,460)
Net increase (decrease) in net assets resulting from capital transactions	(158,088)	3,724,026
Total Increase in Net Assets	6,725,415	16,539,208
Net Assets
Beginning of period	86,958,375	70,419,167
End of period	$93,683,790	$86,958,375
Share Transactions - Institutional Shares
Shares sold	230,230	544,703
Shares issued in reinvestment of distributions	—	70,479
Shares redeemed	(237,467)	(408,111)
Net increase (decrease) in shares outstanding	(7,237)	207,071

See accompanying notes which are an integral part of these financial statements.

6

Reynders, McVeigh Core Equity Fund - Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2025		For the Year Ended January 31, 2025	For the Year Ended January 31, 2024	For the Year Ended January 31, 2023	For the Year Ended January 31, 2022		For the Year Ended January 31, 2021
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$19.45		$16.51	$15.07	$16.80	$16.91		$11.34

Investment operations:
Net investment income	0.04		0.05	0.08	0.08	—	(a)	0.01
Net realized and unrealized gain (loss) on investments	1.49		3.19	1.44	(1.67)	0.67		5.57
Total from investment operations	1.53		3.24	1.52	(1.59)	0.67		5.58

Less distributions to shareholders from:
Net investment income	—		(0.11)	(0.08)	(0.03)	—		(0.01)
Net realized gains	—		(0.19)	—	(0.11)	(0.78)		—
Total distributions	—		(0.30)	(0.08)	(0.14)	(0.78)		(0.01)

Net asset value, end of period	$20.98		$19.45	$16.51	$15.07	$16.80		$16.91

Total Return(b)	7.87	%(c)	19.65%	10.09%	(9.44)%	3.56%		49.21%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$93,684		$86,958	$70,419	$58,340	$54,743		$44,713
Ratio of net expenses to average net assets	0.95	%(d)	0.95%	0.95%	0.95%	0.95%		0.95%
Ratio of expenses to average net assets before waiver	1.12	%(d)	1.12%	1.17%	1.23%	1.25%		1.39%
Ratio of net investment income to average net assets	0.44	%(d)	0.27%	0.54%	0.56%	—	%(e)	0.05%
Portfolio turnover rate	12	%(c)	25%	19%	11%	13%		22%

(a)	Rounds to less than $0.005 per share.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.

See accompanying notes which are an integral part of these financial statements.

7

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements

July 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Reynders, McVeigh Core Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on September 19, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Reynders, McVeigh Capital Management, LLC (the “Adviser”). The investment objective of the Fund is to seek capital preservation and long-term capital growth.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on March 29, 2019. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are

8

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

9

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The calendar year-end classification of distributions received from real estate investment trusts (REITs), which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of the underlying K-1. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent

10

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price, and will be classified as a Level 2 security. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and

11

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities. Certificates of Deposit are valued using evaluated mean prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

12

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$92,995,159	$—	$—	$92,995,159
Certificates of Deposit	—	75,000	—	75,000
Total	$92,995,159	$75,000	$—	$93,070,159

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended July 31, 2025, the Adviser earned fees of $323,850 from the Fund. At July 31, 2025, the Fund owed the Adviser $49,801.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 0.95% of the Fund’s Institutional Shares average daily net assets through May 31, 2026 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of July 31, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

13

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

Recoverable Through
January 31, 2026	$71,102
January 31, 2027	143,356
January 31, 2028	144,341
July 31, 2028	73,100

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, fund accounting, and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator or NLCS. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2025, purchases and sales of investment securities, other than short-term investments, were $10,162,035 and $10,226,214, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$32,491,698
Gross unrealized depreciation	(1,145,626)
Net unrealized appreciation/(depreciation) on investments	$31,346,072
Tax cost of investments	$61,724,087

14

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

The tax character of distributions paid for the fiscal year ended January 31, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$492,950
Long-term capital gains	844,817
Total distributions paid	$1,337,767

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	1,133,396
Accumulated capital and other losses	(98,713)
Unrealized appreciation on investments	27,604,507
Total accumulated earnings	$28,639,190

For the year ended January 31, 2025, the Fund utilized short-term capital loss carryforwards and long-term capital loss carryforwards of $882,390 and $599,142, respectively.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended January 31, 2025, the Fund deferred qualified late year ordinary losses in the amount of $98,713.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of July 31, 2025, the Fund had 31.77% of the value of its net assets invested in stocks within the Technology sector.

15

Reynders, McVeigh Core Equity Fund

Notes to the Financial Statements (continued)

July 31, 2025 (Unaudited)

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable – disclosed with annual report.

(a)(2)	Not Applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not Applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	10/02/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	10/02/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	10/02/2025